Acquisition of Aetna - Pro Forma (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Total revenues	$ 243,232	$ 236,000
Income from continuing operations	$ 1,152	$ 6,813
Basic earnings per share from continuing operations attributable to CVS Health (in dollars per share)	$ 0.89	$ 5.25
Diluted earnings (loss) per share from continuing operations attributable to CVS Health (in dollars per share)	$ 0.88	$ 5.21